SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended				12 Months Ended
	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 USD ($)	Mar. 31, 2014 Software developed for internal use CNY	Mar. 31, 2013 Software developed for internal use CNY	Mar. 31, 2012 Software developed for internal use CNY	Mar. 31, 2014 Software developed for sale CNY	Mar. 31, 2013 Software developed for sale CNY	Mar. 31, 2012 Software developed for sale CNY	Mar. 31, 2014 Online test preparation and training service Minimum	Mar. 31, 2014 Online test preparation and training service Maximum	Mar. 31, 2014 Test-based education services Minimum item	Mar. 31, 2014 Test-based educational services for degree major course programs Minimum	Mar. 31, 2014 Test-based educational services for degree major course programs Maximum	Mar. 31, 2014 Licensing fees from authorized test centers	Mar. 31, 2014 Test development services Minimum	Mar. 31, 2014 Test development services Maximum
Foreign currency translation and risks
Rate for translation of balances of financial statements from RMB to US$	6.2164
Fair value measurements
Fair value of intangible assets	0
Revenue recognition
Period for which end users can access services											90 days	365 days
Period of revenue recognition														10 months	12 months	10 years
Number of courses for which fees are not refundable if they are not completed													1
Period for development of tests																	2 months	6 months
Business tax as a percentage of gross revenues	5.00%
VAT rate one as a percentage of gross revenues	3.00%
VAT rate two as a percentage of gross revenues	6.00%
Cost of revenues
Test monitoring costs	124,427,159	129,127,028	88,232,358
Royalty fees	14,850,125	15,594,990	22,032,654
Research and development costs
Capitalized costs for the period					0	0	0	0	0	0
Restricted cash
Restricted cash	2,700,000			$ 434,335